CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2016
Revenues
Cost of sales			32
Gross profit loss			(32)
Operating expenses
Selling, general and administrative expenses	315,602	289,098	349,486
Net income (loss) from operations	(315,602)	(289,098)	(349,518)
Other income (expense)
Bank Interest Income		361	361
Gain on exchange differences		89	141
Interest Expense		(3,753)	(3,753)
Total Other Income (Expense)		(3,303)	(3,251)
Income (loss) from continuing operations before income taxes	(315,602)	(292,401)	(352,769)
Income taxes		(836)	(836)
Net income (loss)	$ (315,602)	$ (293,237)	$ (353,605)
Basic and Diluted loss per share
Basic and Diluted income (loss) per share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Weighted average number of shares outstanding basic and diluted (in shares)	160,823,831	208,845,898	188,626,862
Metu Brands, Inc [Member]
Operating expenses
Selling, general and administrative expenses	$ 315,602
Net income (loss) from operations	(315,602)
Other income (expense)
Income (loss) from continuing operations before income taxes	(315,602)
Net income (loss)	$ (315,602)
Basic and Diluted loss per share
Basic and Diluted income (loss) per share (in dollars per share)	$ 0.00
Weighted average number of shares outstanding basic and diluted (in shares)	160,823,831